Cost of sales, without considering depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Cost Of Sales [Abstract]
Disclosure of detailed information of cost of sale of goods and services [Text Block]
(a)	The cost of sales of goods is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	58,633	69,932	105,944
Cost of production
Services provided by third parties	262,195	211,325	230,148
Consumption of materials and supplies	134,070	100,401	100,241
Direct labor	87,886	72,344	66,745
Electricity and water	44,345	41,989	34,972
Rentals	26,591	10,852	5,783
Maintenance and repair	22,839	17,792	7,401
Transport	16,254	10,880	9,502
Insurances	6,637	4,347	5,247
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	2,118	(7,581)	13,096
Cost of concentrate purchased to associates	439	2,958	-
Other production expenses	10,464	9,789	7,078
Total cost of production of the period	613,838	475,096	480,213
Final balance of products in process and finished goods, net of depreciation and amortization	(45,038)	(47,216)	(72,667)
Cost of sales of goods, without considering depreciation and amortization	627,433	497,812	513,490

(a)	The cost of services is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Direct labor	7,398	5,983	18,314
Services provided by third parties	1,782	1,689	16,247
Consumption of materials and supplies	1,026	868	7,865
Maintenance and repair	946	217	637
Electricity and water	586	633	7,134
Rentals	423	480	2,544
Insurances	246	212	1,233
Transport	98	213	3,868
Other	449	459	1,770
Cost of sales of services, without considering depreciation and amortization	12,954	10,754	59,612